Note 3 - Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
3.	INVESTMENT SECURITIES AVAILABLE FOR SALE

The amortized cost
, gross gains and losses and fair values of securities available for sale are as follows:

	December 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$8,664	$126	$(71)	$8,719
Obligations of states and political subdivisions:
Taxable	504	8	-	512
Tax-exempt	65,408	1,547	(38)	66,917
Mortgage-backed securities in government-sponsored entities	18,640	157	(287)	18,510
Total debt securities	93,216	1,838	(396)	94,658
Equity securities in financial institutions	415	210	-	625
Total	$93,631	$2,048	$(396)	$95,283

	December 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$10,158	$174	$(96)	$10,236
Obligations of states and political subdivisions:
Taxable	1,615	129	(4)	1,740
Tax-exempt	78,327	1,678	(522)	79,483
Mortgage-backed securities in government-sponsored entities	20,128	202	(261)	20,069
Private-label mortgage-backed securities	1,579	130	-	1,709
Total debt securities	111,807	2,313	(883)	113,237
Equity securities in financial institutions	750	389	-	1,139
Total	$112,557	$2,702	$(883)	$114,376

The amortized cost and fair value of debt securities at
December 31,
2017,
by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may
have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$2,340	$2,377
Due after one year through five years	9,718	9,878
Due after five years through ten years	10,992	11,012
Due after ten years	70,166	71,391

Total	$93,216	$94,658

Investment securities with an approximate carrying value of
$57.9
million and
$60.3
million at
December 31, 2017
and
2016,
respectively, were pledged to secure deposits and other purposes as required by law.

Proceeds from the sa
les of securities available for sale and the gross realized gains and losses for the years ended
December 31, 2017
through
2015,
are as follows (in thousands):

	2017		2016	2015
Proceeds from sales	$6,474		$9,063	$15,686
Gross realized gains	911	*	309	440
Gross realized losses	(25)		(6)	(117)

*Prior to the acquisition of Liberty, the Company had a previously held equity interest in Liberty which was re-measured at fair value on the acquisition date and resulted in a gain of
$488
,000,
which was recorded in Investment Securities Gains on the consolidated Income Statement for the year ended
December 31, 2017.

The following tables show the Company
’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position.
	December 31, 2017
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$557	$(4)	$4,036	$(67)	$4,593	$(71)
Obligations of states and political subdivisions
Tax-exempt	1,009	(6)	2,784	(32)	3,793	(38)
Mortgage-backed securities in government-sponsored entities	5,698	(71)	8,734	(216)	14,432	(287)
Total	$7,264	$(81)	$15,554	$(315)	$22,818	$(396)

	December 31, 2016
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$3,803	$(47)	$1,316	$(49)	$5,119	$(96)
Obligations of states and political subdivisions
Taxable	502	(4)	-	-	502	(4)
Tax-exempt	23,554	(522)	-	-	23,554	(522)
Mortgage-backed securities in government-sponsored entities	9,066	(126)	4,438	(135)	13,504	(261)
Total	$36,925	$(699)	$5,754	$(184)	$42,679	$(883)

There were
29
securities that were considered temporarily impaired at
December 31, 2017.

On a quarterly basis, the Company performs an assessmen
t to determine whether there have been any events or economic circumstances indicating that a security with an unrealized loss has suffered other-than-temporary impairment (“OTTI”). A debt security is considered impaired if the fair value is less than its amortized cost basis at the reporting date. The accounting literature requires the Company to assess whether the unrealized loss is other than temporary. For equity securities where the fair value has been significantly below cost for one
year, the Company’s policy is to recognize an impairment loss unless sufficient evidence is available that the decline is not
other than temporary and a recovery period can be predicted.

The Company has asserted t
hat at
December 31, 2017
and
2016,
the declines outlined in the above table represent temporary declines and the Company does not
intend to sell and does
not
believe it will be required to sell these securities before recovery of their cost basis, which may
be at maturity. The Company has concluded that any impairment of its investment securities portfolio outlined in the above table is not
other than temporary and is the result of interest rate changes, sector credit rating changes, or company-specific rating changes that are not
expected to result in the non-collection of principal and interest during the period.

Debt securities issued by U.S. government agencies, U.S. government-sponsored enterprises, and state and political subdivisio ns accounted for
99.3%
of the total available-for-sale portfolio as of
December
31,
2017,
and
no
credit losses are expected, given the explicit and implicit guarantees provided by the U.S. federal government and the lack of significant unrealized loss positions within the obligations of state and political subdivisions security portfolio. The Company evaluates credit losses on a quarterly basis. The Company considered the following factors in determining whether a credit loss exists and the period over which the debt security is expected to recover:

●	The length of time and the extent to which the fair value has been less than the amortized cost basis.

●	Changes in the near term prospects of the underlying collateral of a security such as changes in default rates, loss severity given default and significant changes in prepayment assumptions.

●	The level of cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities.

●
Any adverse change to the credit conditions and liquidity of the issuer, taking into consideration the latest information available about the overall financial condition of the issuer, credit ratings, recent legislation, and government actions affecting the issuer
’s industry and actions taken by the issuer to deal with the present economic climate.